Taxes on Income	12 Months Ended
Dec. 31, 2019
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 8 -	TAXES ON INCOME:

a.	Corporate taxation in Israel:

The income of the Company, Safe-T and NetNut is taxed at the regular corporate tax rate, which is 24% for 2017, and 23% for the year 2018 and thereafter.

Safe-T Inc. was taxed at a regular U.S. federal tax rate of 20% and 21% for the tax years 2019 and 2018, respectively.

b.	Tax assessments:

Tax assessments filed by the Company and Safe-T by 2014 are considered final. NetNut has not received tax assessments since incorporation.

c.	Carryforward tax losses:

Carryforward tax losses in Israel of the Company amounted to approximately $1.8 million and $1.7 million as of December 31, 2019 and 2018, respectively.

Carryforward tax losses in Israel of Safe-T amounted to approximately $31.5 million and $22 million as of December 31, 2019 and 2018, respectively.

Carryforward tax losses in Israel of NetNut amounted to approximately $408 thousand and $61 thousand as of December 31, 2019 and 2018, respectively.

The Company did not recognize deferred taxes for these losses since their utilization is not expected in the foreseeable future.

d.	Deferred taxes:

	Property, plant and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition due to business combination	(46)	(1,129)	149	(1,026)
Changes during the year:
Taxes on income	13	122	(149)	(14)
Balance as of December 31, 2019	(33)	(1,007)	-	(1,040)

e.	Theoretical tax reconciliation:

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see section a above) and the actual tax expense:

	Year ended December 31,
	2019		2018		2017
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	100	12,975	100	11,747	100	5,312
Theoretical tax saving on this profit or loss	(23)	(2,984)	(23)	(2,702)	(24)	(1,275)
Increase in taxes resulting from permanent differences - non-deductible expenses	8.0	1,039	4.5	524	1.6	83
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	15.2	1,968	18.6	2,184	22.5	1,193
Tax expenses	0.18	23	0.05	6	0.02	1